Goodwill and Impairment Review of Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill		$ (48,000)	$ 0
Rest Of World [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill			12.60%
CANADA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 48,000
EH Operating Segments [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill		14.50%
Latin America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill		15.30%
Earnings before finance costs and tax		$ 43,700
Impact on value in use		$ 54,800
United States
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill		10.70%	9.40%
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill		12.00%	10.70%